Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Below, the main unrecorded committed amounts as of December 31, 2020:

The Company has agreements to manage and maintain its activities, as well as agreements to build new projects aiming at achieving the objectives proposed in its target plan. Below, the main unrecorded committed amounts as of December 31, 2020:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,147,112	745,388	187,150	790,650	2,870,300
Contractual obligations – Investments	2,258,647	1,741,424	1,425,790	331,184	5,757,045
Total	3,405,759	2,486,812	1,612,940	1,121,834	8,627,345